Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2016
Accounting Policies [Abstract]
Description of Business
(a)	Description of Business

Airgain, Inc. (the Company) was incorporated in the State of California on March 20, 1995, and reincorporated in the State of Delaware on August 15, 2016. The Company is a leading provider of embedded antenna technologies used to enable high performance wireless networking across a broad range of home, enterprise, and industrial devices. The Company designs, develops, and engineers its antenna products for original equipment and design manufacturers worldwide. The Company’s main office is in San Diego, California with office space and research facilities in San Diego, California, Taipei, Taiwan, Shenzhen and Jiangsu, China and Cambridgeshire, United Kingdom.

Unaudited Interim Financial Information
(b)	Unaudited Interim Financial Information

The accompanying interim balance sheet as of September 30, 2016, the interim statements of operations for the three and nine months ended September 30, 2015 and 2016, the interim statements of cash flows for the nine months ended September 30, 2015 and 2016, and the interim statement of stockholders’ equity (deficit) for the nine months ended September 30, 2016 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual financial statements and, in management’s opinion, reflect all adjustments, which include only normal recurring adjustments, that management believes are necessary to present fairly the Company’s financial position as of September 30, 2016, the results of operations for the three and nine months ended September 30, 2015 and 2016, and cash flows for the nine months ended September 30, 2015 and 2016. The financial data and other information disclosed in these notes to the financial statements as of and for the three and nine months ended September 30, 2015 and 2016 are unaudited. The results of operations during the three and nine months ended September 30, 2016 are not indicative of the results to be expected for the entire year ending December 31, 2016 or for any future period.

Segment Information
(c)	Segment Information

The Company’s operations are located primarily in the United States, and most of its assets are located in San Diego, California. The Company operates in one segment related to the sale of antenna products. The Company’s chief operating decision-maker is its chief executive officer, who reviews operating results on an aggregate basis and manages the Company’s operations as a single operating segment.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents

For purposes of financial statement presentation, the Company classifies all highly liquid financial instruments with an original maturity of three months or less when purchased to be cash equivalents. At times, the Company has had cash and cash equivalents deposited at financial institutions in excess of federally insured deposit limits. However, cash is held on deposit at major financial institutions and is considered subject to minimal credit risk. To date, the Company has not realized any losses on its cash and cash equivalents.

Trade Accounts Receivable
(e)	Trade Accounts Receivable

Trade accounts receivable is adjusted for all known uncollectible accounts. The policy for determining when receivables are past due or delinquent is based on the contractual terms agreed upon. Accounts are written off once all collection efforts have been exhausted. An allowance for doubtful accounts is established when, in the opinion of management, collection of the account is doubtful. The allowance for doubtful accounts was $0 as of December 31, 2014, December 31, 2015 and September 30, 2016 (unaudited).

Inventory
(f)	Inventory

The vast majority of the Company’s products are manufactured by third parties that retain ownership of the inventory until title is transferred to the customer at the shipping point. In certain instances, shipping terms are delivery at place and the Company is responsible for arranging transportation and delivery of goods ready for unloading at the named place. The Company bears all risk involved in bringing the goods to the named place and records the related inventory in transit to the customer as inventory on the accompanying balance sheet.

Inventory is stated at the lower of cost or market. Cost is determined using the first-in, first-out method (FIFO).

Property and Equipment
(g)	Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, generally three years. The estimated useful lives for leasehold improvements are the estimated useful life of the asset or lease term, if shorter. Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.

Goodwill
(h)	Goodwill

Goodwill, which has an indefinite useful life, represents the excess of cost over fair value of net assets acquired. The change in the carrying value of goodwill during the year ended December 31, 2015, was due to a current acquisition.

The Company reviews goodwill for impairment annually on December 1st and whenever events or changes in circumstances indicate that goodwill may be impaired.

Long-lived Assets
(i)	Long-lived Assets

The Company’s identifiable intangible assets are comprised of acquired developed technologies, customer relationships and non-compete agreements. The cost of the identifiable intangible assets with finite lives is amortized on a straight-line basis over the assets’ respective estimated useful lives. The Company periodically re-evaluates the original assumptions and rationale utilized in the establishment of the carrying value and estimated lives of long-lived assets and finite-lived intangible assets. Long-lived assets and finite-lived intangibles are assessed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If an asset is considered to be impaired, the impairment recognized is equal to the amount by which the carrying value of the asset exceeds its fair value.

Revenue Recognition
(j)	Revenue Recognition

The Company generates revenue primarily from the sale of its antenna products. The Company recognizes revenue when products are shipped and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is reasonably assured, persuasive evidence of an arrangement exists, and the sales price is fixed or determinable. Title and risk of loss transfer to customers either when the products are shipped to or received by the customer, based on the terms of the specific agreement with the customer.

A portion of the Company’s sales are made through distributors under agreements allowing for pricing credits and/or rights of return under certain circumstances. To date, pricing credits and returns under these provisions have been insignificant; accordingly, the Company recognizes revenue upon shipment to the distributor and the Company’s allowance for sales returns and pricing credits was insignificant as of December 31, 2014, December 31, 2015 and September 30, 2016 (unaudited).

Shipping and Transportation Costs
(k)	Shipping and Transportation Costs

Shipping and other transportation costs are expensed as incurred. Shipping and other transportation costs were $154,025 and $221,974 for the years ended December 31, 2014 and 2015, respectively, $56,564 and $84,548 for the three months ended September 30, 2015 and 2016 (unaudited), respectively and $141,764 and $208,454 for the nine months ended September 30, 2015 and 2016 (unaudited), respectively. These costs are included in general and administrative expenses in the accompanying statements of operations.

Research and Development Costs
(l)	Research and Development Costs
Costs incurred in connection with research and development are expensed as incurred.
Income Taxes
(m)	Income Taxes

The Company records income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. When applicable, a valuation allowance is established to reduce any deferred tax asset when it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

The Company uses the with-and-without approach, disregarding indirect tax impacts, for determining the period in which tax benefits for excess share-based deductions are recognized.

Stock-Based Compensation
(n)	Stock-Based Compensation

The Company recognizes all employee stock-based compensation as a cost in the financial statements. Equity classified awards are measured at the grant-date fair value of the award. The Company estimates the grant-date fair value using the Black-Scholes-Merton option-pricing model. The impact of forfeitures that may occur prior to vesting is also estimated and considered in the amount recognized for all stock-based compensation. Compensation cost is recognized on a straight-line basis over the requisite service period for the entire award. Stock-based compensation expense for the years ended December 31, 2014 and 2015 was $657,730 and $341,554, respectively, for the three months ended September 30, 2015 and 2016 (unaudited) was $29,424 and $111,872 respectively, and for the nine months ended September 30, 2015 and 2016 (unaudited) was $310,718 and $224,039, respectively.

Preferred Redeemable Convertible Stock
(o)	Preferred Redeemable Convertible Stock

Prior to the initial public offering the Company had Series E, F, and G preferred redeemable convertible stock (collectively, Senior Preferred Stock). As these securities were redeemable for cash at the option of the holders, they were excluded from stockholders’ equity and presented as temporary equity in the accompanying balance sheets.

At any time after May 2013, but within ninety days after the receipt of a written request from the holders of not less than 66 2/3% of the then outstanding Senior Preferred Stock, all shares of the Senior Preferred Stock could be redeemed at the original issue price plus any accrued and unpaid dividends in two annual installments. At least one of the Company’s two largest shareholders would have needed to vote in favor of redemption to meet the 66 2/3% requirement. The Company obtained written commitments from these two shareholders committing that neither shareholder would vote in favor of redemption prior to January 1, 2018.

As only the passage of time is required for Senior Preferred Stock to be redeemable, the Company adjusted the carrying value of the Senior Preferred Stock to its redemption value at each balance sheet date.

In connection with the completion of the IPO, all outstanding shares of the Company’s preferred redeemable convertible stock automatically converted into shares of common stock. In addition, the company issued shares of its common stock in satisfaction of accumulated dividends on such preferred stock as of the completion of the IPO.

Preferred Stock Warrant Liability
(p)	Preferred Stock Warrant Liability

As of December 31, 2015 and 2014, the Company had issued freestanding warrants exercisable to purchase shares of its Series G preferred redeemable convertible stock. These warrants were classified as a liability in the accompanying consolidated balance sheets, as the terms for redemption of the underlying security were outside the Company’s control. The warrants were recorded at fair value using a combination of an option pricing model and current value model under the probability-weighted return method. The fair value of all warrants were remeasured at each balance sheet date with any changes in fair value being recognized in the statement of operations. In May 2016, the warrants were amended such that the warrants became immediately exercisable into shares of the Company’s common stock. Concurrent with such amendment, the holders of the outstanding warrants elected to net exercise the warrants, and the Company issued an aggregate of 127,143 shares of common stock.

Fair Value Measurements
(q)	Fair Value Measurements

The carrying values of the Company’s financial instruments, including cash, trade accounts receivable, accounts payable, and accrued liabilities approximate their fair values due to the short maturity of these instruments.

Fair value measurements are market-based measurements, not entity-specific measurements. Therefore, fair value measurements are determined based on the assumptions that market participants would use in pricing the asset or liability. The Company follows a three-level hierarchy to prioritize the inputs used in the valuation techniques to derive fair values. The basis for fair value measurements for each level within the hierarchy is described below:

•	Level 1: Quoted prices in active markets for identical assets or liabilities.

•	Level 2: Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs are observable in active markets.

•	Level 3: Valuations derived from valuation techniques in which one or more significant inputs are unobservable in active markets.

The following table provides a summary of the recognized liabilities carried at fair value on a recurring basis:

	Balance as of December 31, 2014
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability (note 10)	$—	—	809,974

	Balance as of December 31, 2015
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability (note 10)	$—	—	709,504

	Balance as of September 30, 2016
	(unaudited)
	Level 1	Level 2	Level 3
Liabilities:
Warrant liability (note 10)	$—	—	—

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of Level 1, Level 2, or Level 3 for the years ended December 31, 2014 and December 31, 2015 and the nine months ended September 30, 2016 (unaudited).

The following table provides a rollforward of the Company’s Level 3 fair value measurements during the years ended December 31, 2014 and December 31, 2015 and the nine months ended September 30, 2016 (unaudited), which consist of the Company’s warrant liability:

Balance at December 31, 2013	$3,596,537
Change in fair value of warrant liability	(2,747,570)
Exercise and expiration of warrants	(38,993)

Balance at December 31, 2014	809,974
Change in fair value of warrant liability	(85,325)
Exercise and expiration of warrants	(15,145)

Balance at December 31, 2015	709,504
Change in fair value of warrant liability (unaudited)	(460,289)
Conversion of warrants (unaudited)	(249,215)

Balance at September 30, 2016 (unaudited)	$—

Due to the inherent uncertainty of determining the fair value of assets and liabilities that do not have a readily available market value, the fair value of the warrant liability may fluctuate from period to period. Additionally, the fair value of the liability may differ significantly from the values that would have been used had a ready market existed for such liabilities.

Use of Estimates
(r)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include valuation of the preferred redeemable convertible stock warrant liability, stock-based compensation and intangible assets.

Comprehensive Income (Loss)
(s)	Comprehensive Income (Loss)
The Company had no other transactions or activity, other than net income (loss), that would be considered as part of comprehensive income (loss).
Net Income or Loss Per Share
(t)	Net Income or Loss Per Share

Basic net income or loss per share is calculated by dividing net income or loss available to common stockholders by the weighted average shares of common stock outstanding for the period. Diluted net income or loss per share is calculated by dividing net income or loss by the weighted average shares of common stock outstanding for the period plus amounts representing the dilutive effect of securities that are convertible into common stock. Preferred dividends are deducted from net income or loss in arriving at net income or loss attributable to common stockholders. The Company calculates diluted earnings or loss per common share using the treasury stock method and the as-if-converted method, as applicable.

The following table presents the computation of net income or loss per share:

	Years Ended December 31,		Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2015	2015	2016	2015	2016
			(unaudited)		(unaudited)
Numerator:
Net income (loss)	$3,588,300	$(270,342)	$669	$1,183,044	$(228,183)	$2,633,405
Accretion of dividends on preferred stock	(2,431,836)	(2,444,954)	(617,493)	(322,170)	(1,827,461)	(1,537,021)

Net income (loss) attributable to common stockholders -basic	$1,156,464	$(2,715,296)	$(616,824)	$860,874	$(2,055,644)	$1,096,384
Accretion of dividends on preferred stock	—	—	—	186,868	—	125,205
Adjustment for change in fair value of warrant liability	(2,747,570)	(85,325)	(78,833)	—	(336,971)	(460,289)

Net income (loss) attributable to common stockholders -diluted	$(1,591,106)	$(2,800,621)	$(695,657)	$1,047,742	$(2,392,615)	$761,300

Denominator:
Weighted average common shares outstanding
Basic	555,805	651,593	662,415	4,133,020	646,877	1,849,647
Diluted	555,805	651,593	662,415	6,689,332	646,877	3,103,784
Net income (loss) per share:
Basic	$2.08	$(4.17)	$(0.93)	$0.21	$(3.18)	$0.59
Diluted	$(2.86)	$(4.30)	$(1.05)	$0.16	$(3.70)	$0.25

Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in common stock equivalent shares):

	Years Ended December 31,		Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2015	2015	2016	2015	2016
			(unaudited)		(unaudited)
Preferred redeemable convertible stock, including accumulated dividends	4,653,197	4,891,205	4,836,572	788,074	4,781,940	3,253,254
Employee stock options	504,550	756,692	1,107,929	—	1,107,929	—
Warrants outstanding	—	—	—	51,003	—	51,003
Series G preferred stock warrants outstanding	809,972	788,338	788,338	—	788,338	—

Total	5,967,719	6,436,235	6,732,839	839,077	6,678,207	3,304,257